Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2025	Jun. 30, 2024
Common Class A [Member]
Common stock, par value	$ 0.00016	$ 0.00016
Common stock, shares authorized	156,250,000	156,250,000
Common stock, shares issued	749,022	560,337
Common stock, shares outstanding	749,022	560,337
Common Class B [Member]
Common stock, par value	$ 0.00016	$ 0.00016
Common stock, shares authorized	156,250,000	156,250,000
Common stock, shares issued	291,888	301,956
Common stock, shares outstanding	291,888	301,956